BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Total bank borrowings	201,179	875,457	140,521

Comprised of:
Short-term	15,000	383,083	61,489
Long-term, current portion	77,479	191,473	30,734

	92,479	574,556	92,223
Long-term, non-current portion	108,700	300,901	48,298

	201,179	875,457	140,521

Schedule of Maturities of Long-Term Debt

	Repayment
	RMB	US$

Within one year	191,473	30,734
Between one and two years	186,064	29,865
Between two and three years	106,777	17,139
Between three and four years	4,480	719
Between four and five years	3,580	575

	492,374	79,032